Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Loss per share [Abstract]
Schedule of Earning Per Share
	Year ended December 31,
	2023	2024	2025

Net loss from continuing operations attributable to equity holders of the Company (RMB’000)	1,294,030	908,330	416,257
Weighted average number of ordinary shares in issue	2,259,760,407	2,630,750,526	9,734,338,690
Basic loss per share (RMB per share)	0.57	0.35	0.04

	Year ended December 31,
	2023	2024		2025

Net loss from discontinued operations attributable to equity holders of the Company (RMB’000)	12,883	5,154		22,698
Weighted average number of ordinary shares in issue	2,259,760,407	2,630,750,526		9,734,338,690
Basic loss per share (RMB per share)	0.01	0.00	*	0.00	*

*	Representing amount less than RMB0.01.

	Year ended December 31,
	2023	2024	2025

Net loss attributable to equity holders of the Company (RMB’000)	1,306,913	913,484	438,955
Weighted average number of ordinary shares in issue	2,259,760,407	2,630,750,526	9,734,338,690
Basic loss per share (RMB per share)	0.58	0.35	0.05